Organization and Business Description (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 15, 2021	Jun. 21, 2021	Jan. 27, 2022	Jan. 26, 2022	Jun. 21, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021
Organization and Business Description (Details) [Line Items]
Shares issued		1,976,434			1,976,434
AppLogiq spin-off, description	Lovarra is a fully reporting U.S. public company, which is approximately 78.5% owned by the Company’s wholly owned subsidiary GoLogiq LLC (“GoLogiq”). In connection with the Separation, the Company intends to distribute, on a pro rata basis, 100%
Purchase price (in Dollars)						$ 3,250,000
Cash consideration (in Dollars)						$ 250,000
Restricted common stock shares issued						2,912,621
Stock consideration value (in Dollars)						$ 500,000
Shares issued				26,350,756		2,951,080
Stock split, description				The Company, through GoLogiq, will hold the Lovarra Shares until it distributes 100% of the Lovarra Shares to the Company’s stockholders of record as of December 30, 2021 on a 1-for-1 basis (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof will receive 1 share of Lovarra).			The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020.
Subsequent Event [Member]
Organization and Business Description (Details) [Line Items]
AppLogiq spin-off, description			The Company will hold the Lovarra Shares until it distributes 100% of the Lovarra Shares to the Company’s stockholders of record as of December 30, 2021 on a 1-for-1 basis (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof will receive 1 share of Lovarra)
Subsequent Event [Member] | Common Stock [Member]
Organization and Business Description (Details) [Line Items]
Issuance of shares			26,350,756
Battle Bridge Assets [Member]
Organization and Business Description (Details) [Line Items]
Stock consideration per share (in Dollars per share)						$ 1.03
Stock consideration value (in Dollars)						$ 3,000,000
Business acquisition, percentage						1.00%
Bloomberg LP [Member]
Organization and Business Description (Details) [Line Items]
Stock consideration value (in Dollars)						$ 3,000,000
GoLogic LLC [Member]
Organization and Business Description (Details) [Line Items]
Business acquisition, percentage	74.90%							100.00%